Cash and Cash Equivalents and Other Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and in hand	¥ 23,085	¥ 34,945